Distribution Date:	12/17/21	JPMBB Commercial Mortgage Securities Trust 2014-C21
Determination Date:	12/13/21
Next Distribution Date:	01/18/22
Record Date:	11/30/21	Commercial Mortgage Pass-Through Certificates
Series 2014-C21

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Brian Baker	(212) 834-3813
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179
		Master Servicer	Wells Fargo Bank, National Association
Exchangeable Certificate Detail	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Additional Information	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	Midland Loan Services
Bond / Collateral Reconciliation - Balances	8		askmidlandls.com	(913) 253-9000
Current Mortgage Loan and Property Stratification	9-13		A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210
Mortgage Loan Detail (Part 1)	14-16	Senior Trust Advisor	Pentalpha Surveillance LLC
Mortgage Loan Detail (Part 2)	17-19		Don Simon	(203) 660-6100
Principal Prepayment Detail	20		PO Box 4839 | Greenwich, CT 06831
Historical Detail	21	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	22		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Collateral Stratification and Historical Detail	23				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045
Specially Serviced Loan Detail - Part 1	24
		Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 2	25		CMBS Trustee	(302) 636-4140
Modified Loan Detail	26		1100 North Market Street | Wilmington, DE 19890
Historical Liquidated Loan Detail	27
Historical Bond / Collateral Loss Reconciliation Detail	28
Interest Shortfall Detail - Collateral Level	29
Supplemental Notes	30

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	46642EAU0	1.322000%	35,720,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46642EAV8	2.891800%	25,518,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	46642EAW6	3.435300%	59,360,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	46642EAX4	3.492700%	325,000,000.00	248,812,097.60	0.00	724,188.34	0.00	0.00	724,188.34	248,812,097.60	36.11%	30.00%
A-5	46642EAY2	3.774800%	357,185,000.00	357,185,000.00	0.00	1,123,584.95	0.00	0.00	1,123,584.95	357,185,000.00	36.11%	30.00%
A-SB	46642EAZ9	3.428200%	82,529,000.00	41,065,890.79	1,312,994.30	117,318.41	0.00	0.00	1,430,312.71	39,752,896.49	36.11%	30.00%
A-S	46642EBC9	3.996500%	69,560,000.00	69,560,000.00	0.00	231,663.78	0.00	0.00	231,663.78	69,560,000.00	29.22%	24.50%
B	46642EBD7	4.341300%	90,112,000.00	90,112,000.00	0.00	326,002.69	0.00	0.00	326,002.69	90,112,000.00	20.31%	17.37%
C	46642EBE5	4.641885%	45,846,000.00	45,846,000.00	0.00	177,343.20	0.00	0.00	177,343.20	45,846,000.00	15.77%	13.75%
D	46642EAJ5	4.641885%	74,303,000.00	74,303,000.00	0.00	287,421.63	0.00	0.00	287,421.63	74,303,000.00	8.42%	7.88%
E	46642EAL0	3.900000%	25,295,000.00	25,295,000.00	0.00	82,208.75	0.00	0.00	82,208.75	25,295,000.00	5.92%	5.87%
F	46642EAN6	3.900000%	17,390,000.00	17,390,000.00	0.00	56,517.50	0.00	0.00	56,517.50	17,390,000.00	4.20%	4.50%
NR*	46642EAQ9	3.900000%	56,912,885.00	42,402,178.46	0.00	38,642.84	0.00	49.97	38,642.84	42,402,128.49	0.00%	0.00%
R	46642EAS5	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,264,730,886.00	1,011,971,166.85	1,312,994.30	3,164,892.09	0.00	49.97	4,477,886.39	1,010,658,122.58

Notional Certificates
X-A	46642EBA3	0.963372%	954,872,000.00	716,622,988.39	0.00	575,312.22	0.00	0.00	575,312.22	715,309,994.09
X-B	46642EBB1	0.300585%	90,112,000.00	90,112,000.00	0.00	22,571.90	0.00	0.00	22,571.90	90,112,000.00
X-C	46642EAE6	0.741885%	25,295,000.00	25,295,000.00	0.00	15,638.31	0.00	0.00	15,638.31	25,295,000.00
X-D	46642EAG1	0.741885%	74,302,885.00	59,792,178.46	0.00	36,965.75	0.00	0.00	36,965.75	59,792,128.49
Notional SubTotal			1,144,581,885.00	891,822,166.85	0.00	650,488.18	0.00	0.00	650,488.18	890,509,122.58

Deal Distribution Total					1,312,994.30	3,815,380.27	0.00	49.97	5,128,374.57

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 2 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46642EAU0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46642EAV8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	46642EAW6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	46642EAX4	765.57568492	0.00000000	2.22827182	0.00000000	0.00000000	0.00000000	0.00000000	2.22827182	765.57568492
A-5	46642EAY2	1,000.00000000	0.00000000	3.14566667	0.00000000	0.00000000	0.00000000	0.00000000	3.14566667	1,000.00000000
A-SB	46642EAZ9	497.59346157	15.90949000	1.42154164	0.00000000	0.00000000	0.00000000	0.00000000	17.33103164	481.68397157
A-S	46642EBC9	1,000.00000000	0.00000000	3.33041662	0.00000000	0.00000000	0.00000000	0.00000000	3.33041662	1,000.00000000
B	46642EBD7	1,000.00000000	0.00000000	3.61775002	0.00000000	0.00000000	0.00000000	0.00000000	3.61775002	1,000.00000000
C	46642EBE5	1,000.00000000	0.00000000	3.86823714	0.00000000	0.00000000	0.00000000	0.00000000	3.86823714	1,000.00000000
D	46642EAJ5	1,000.00000000	0.00000000	3.86823722	0.00000000	0.00000000	0.00000000	0.00000000	3.86823722	1,000.00000000
E	46642EAL0	1,000.00000000	0.00000000	3.25000000	0.00000000	0.00000000	0.00000000	0.00000000	3.25000000	1,000.00000000
F	46642EAN6	1,000.00000000	0.00000000	3.25000000	0.00000000	0.00000000	0.00000000	0.00000000	3.25000000	1,000.00000000
NR	46642EAQ9	745.03653189	0.00000000	0.67898227	1.74238646	28.22230045	0.00000000	0.00087801	0.67898227	745.03565388
R	46642EAS5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46642EBA3	750.49115315	0.00000000	0.60250193	0.00000000	0.00000000	0.00000000	0.00000000	0.60250193	749.11610571
X-B	46642EBB1	1,000.00000000	0.00000000	0.25048717	0.00000000	0.00000000	0.00000000	0.00000000	0.25048717	1,000.00000000
X-C	46642EAE6	1,000.00000000	0.00000000	0.61823720	0.00000000	0.00000000	0.00000000	0.00000000	0.61823720	1,000.00000000
X-D	46642EAG1	804.70870626	0.00000000	0.49750087	0.00000000	0.00000000	0.00000000	0.00000000	0.49750087	804.70803375

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 3 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	11/01/21 - 11/30/21	30	0.00	724,188.34	0.00	724,188.34	0.00	0.00	0.00	724,188.34	0.00
A-5	11/01/21 - 11/30/21	30	0.00	1,123,584.95	0.00	1,123,584.95	0.00	0.00	0.00	1,123,584.95	0.00
A-SB	11/01/21 - 11/30/21	30	0.00	117,318.41	0.00	117,318.41	0.00	0.00	0.00	117,318.41	0.00
X-A	11/01/21 - 11/30/21	30	0.00	575,312.22	0.00	575,312.22	0.00	0.00	0.00	575,312.22	0.00
X-B	11/01/21 - 11/30/21	30	0.00	22,571.90	0.00	22,571.90	0.00	0.00	0.00	22,571.90	0.00
A-S	11/01/21 - 11/30/21	30	0.00	231,663.78	0.00	231,663.78	0.00	0.00	0.00	231,663.78	0.00
B	11/01/21 - 11/30/21	30	0.00	326,002.69	0.00	326,002.69	0.00	0.00	0.00	326,002.69	0.00
C	11/01/21 - 11/30/21	30	0.00	177,343.20	0.00	177,343.20	0.00	0.00	0.00	177,343.20	0.00
X-C	11/01/21 - 11/30/21	30	0.00	15,638.31	0.00	15,638.31	0.00	0.00	0.00	15,638.31	0.00
X-D	11/01/21 - 11/30/21	30	0.00	36,965.75	0.00	36,965.75	0.00	0.00	0.00	36,965.75	0.00
D	11/01/21 - 11/30/21	30	0.00	287,421.63	0.00	287,421.63	0.00	0.00	0.00	287,421.63	0.00
E	11/01/21 - 11/30/21	30	0.00	82,208.75	0.00	82,208.75	0.00	0.00	0.00	82,208.75	0.00
F	11/01/21 - 11/30/21	30	0.00	56,517.50	0.00	56,517.50	0.00	0.00	0.00	56,517.50	0.00
NR	11/01/21 - 11/30/21	30	1,507,048.30	137,807.08	0.00	137,807.08	99,164.24	0.00	0.00	38,642.84	1,606,212.54
Totals			1,507,048.30	3,914,544.51	0.00	3,914,544.51	99,164.24	0.00	0.00	3,815,380.27	1,606,212.54

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 4 of 30

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	46642EBC9	3.996500%	69,560,000.00	69,560,000.00	0.00	231,663.78	0.00	0.00	231,663.78	69,560,000.00
A-S (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	46642EBD7	4.341300%	90,112,000.00	90,112,000.00	0.00	326,002.69	0.00	0.00	326,002.69	90,112,000.00
B (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	46642EBE5	4.641885%	45,846,000.00	45,846,000.00	0.00	177,343.20	0.00	0.00	177,343.20	45,846,000.00
C (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			205,518,000.03	205,518,000.00	0.00	735,009.67	0.00	0.00	735,009.67	205,518,000.00

Exchangeable Certificate Details
EC	46642EBF2	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 5 of 30

	Additional Information
Total Available Distribution Amount (1)	5,128,374.57
(1) The Available Distribution Amount includes any Prepayment Premiums.

© Copyright 2021 Computershare. All rights reserved. Confidential.		Page 6 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,929,733.22	Master Servicing Fee	10,213.18
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,825.91
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	421.65
ARD Interest	0.00	Senior Trust Advisor Fee	1,517.96
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00	Total Fees	15,188.71
Total Interest Collected	3,929,733.22

Principal		Expenses/Reimbursements
Scheduled Principal	1,313,044.27	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	92,690.05
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	6,474.19
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	(49.97)	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,312,994.30	Total Expenses/Reimbursements	99,164.24

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,815,380.27
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,312,994.30
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	5,128,374.57
Total Funds Collected	5,242,727.52	Total Funds Distributed	5,242,727.52

© Copyright 2021 Computershare. All rights reserved. Confidential.			Page 7 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,011,971,166.85	1,011,971,166.85	Beginning Certificate Balance	1,011,971,166.85
(-) Scheduled Principal Collections	1,313,044.27	1,313,044.27	(-) Principal Distributions	1,312,994.30
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	49.97
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	49.97
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	49.97	49.97	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,010,658,122.58	1,010,658,122.58	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,013,052,086.13	1,013,052,086.13	Ending Certificate Balance	1,010,658,122.58
Ending Actual Collateral Balance	1,011,785,740.39	1,011,785,740.39

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.64%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021 Computershare. All rights reserved. Confidential.				Page 8 of 30

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	12	118,315,344.94	11.71%	5	4.4538	NAP	Defeased	12	118,315,344.94	11.71%	5	4.4538	NAP
	9,999,999 or less	28	173,624,699.70	17.18%	29	4.7888	1.737599	1.35 or less	18	369,566,099.22	36.57%	30	4.6754	0.723082
10,000,000 to 19,999,999		6	102,105,812.47	10.10%	29	4.7880	1.583622	1.36 to 1.45	4	71,043,166.46	7.03%	31	4.6815	1.442487
20,000,000 to 24,999,999		1	24,033,035.04	2.38%	30	4.6660	0.730000	1.46 to 1.55	2	16,464,518.34	1.63%	28	5.0070	1.530000
25,000,000 to 49,999,999		9	308,554,280.67	30.53%	30	4.6642	1.181042	1.56 to 1.65	2	18,077,742.29	1.79%	29	4.8550	1.588988
	50,000,000 or greater	4	284,024,949.76	28.10%	29	4.6154	1.766377	1.66 to 1.80	5	96,965,787.72	9.59%	29	4.6935	1.702704
	Totals	60	1,010,658,122.58	100.00%	27	4.6598	1.586901	1.81 to 2.00	7	88,361,338.01	8.74%	29	4.7980	1.913881
								2.01 to 2.25	1	6,516,005.99	0.64%	29	4.7850	2.040000
								2.26 to 3.00	6	210,968,300.12	20.87%	29	4.6121	2.478573
								3.01 or greater	3	14,379,819.49	1.42%	29	4.7730	3.686440
								Totals	60	1,010,658,122.58	100.00%	27	4.6598	1.586901
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 9 of 30

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³
	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹
Defeased	13	118,315,344.94	11.71%	5	4.4538	NAP
							Defeased	13	118,315,344.94	11.71%	5	4.4538	NAP
Alabama	1	3,291,084.36	0.33%	30	4.5600	1.810000
							Lodging	4	124,031,856.86	12.27%	31	4.6822	0.366900
Arizona	1	8,733,831.37	0.86%	30	4.9150	1.620000
							Mixed Use	5	79,266,391.80	7.84%	30	4.6668	1.298806
California	7	232,583,108.05	23.01%	30	4.6311	0.794082
							Multi-Family	15	164,831,773.47	16.31%	30	4.7072	1.866414
Florida	3	94,446,122.64	9.35%	26	4.5669	1.895953
							Office	11	164,080,644.23	16.24%	30	4.6213	1.684531
Georgia	2	41,806,237.32	4.14%	30	4.5583	2.539541
							Retail	16	350,307,732.08	34.66%	28	4.7098	1.674921
Illinois	1	24,033,035.04	2.38%	30	4.6660	0.730000
							Self Storage	3	9,824,379.20	0.97%	30	4.8684	2.829929
Maryland	2	18,146,132.73	1.80%	30	5.0300	1.760000
							Totals	67	1,010,658,122.58	100.00%	27	4.6598	1.586901
Massachusetts	2	14,983,217.30	1.48%	30	4.5500	1.270000
Michigan	8	82,275,892.30	8.14%	30	4.7530	1.584978
Nebraska	1	5,784,061.68	0.57%	29	4.9600	1.330000
Nevada	3	110,263,196.16	10.91%	30	4.7469	2.416265
New York	1	15,000,000.00	1.48%	29	4.3300	1.190000
North Dakota	1	9,677,107.58	0.96%	31	4.7380	1.340000
Ohio	1	4,733,791.19	0.47%	30	4.8040	1.930000
Pennsylvania	2	24,267,773.06	2.40%	30	4.6804	1.336481
Tennessee	1	3,648,439.08	0.36%	30	4.6750	1.350000
Texas	8	101,261,749.25	10.02%	29	4.8171	1.779628
Virgin Islands	1	6,063,534.11	0.60%	30	4.5600	1.430000
Virginia	5	73,552,532.43	7.28%	30	4.6810	1.147992
Washington	1	4,432,725.28	0.44%	29	5.0800	1.880000
West Virginia	1	4,015,295.79	0.40%	30	4.8750	2.600000
Wisconsin	1	9,343,910.92	0.92%	28	4.7990	1.560000
Totals	67	1,010,658,122.58	100.00%	27	4.6598	1.586901

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 10 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	12	118,315,344.94	11.71%	5	4.4538	NAP	Defeased	12	118,315,344.94	11.71%	5	4.4538	NAP
	4.40000% or less	1	15,000,000.00	1.48%	29	4.3300	1.190000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.40001% to 4.60000%	9	217,174,664.53	21.49%	28	4.4934	1.886625	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.60001% to 4.80000%	24	528,149,697.83	52.26%	30	4.7008	1.353485	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.80001% to 5.00000%	8	70,350,851.84	6.96%	28	4.8814	1.300736	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.00001% or greater	6	61,667,563.44	6.10%	28	5.1177	1.834258	49 months or greater	48	892,342,777.64	88.29%	29	4.6871	1.509557
	Totals	60	1,010,658,122.58	100.00%	27	4.6598	1.586901	Totals	60	1,010,658,122.58	100.00%	27	4.6598	1.586901
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 11 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	12	118,315,344.94	11.71%	5	4.4538	NAP	Defeased	12	118,315,344.94	11.71%	5	4.4538	NAP
	60 months or less	48	892,342,777.64	88.29%	29	4.6871	1.509557	Interest Only	6	223,150,000.00	22.08%	29	4.5901	2.442158
61 months to 120 months		0	0.00	0.00%	0	0.0000	0.000000	300 months or less	42	669,192,777.64	66.21%	30	4.7195	1.198570
	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	60	1,010,658,122.58	100.00%	27	4.6598	1.586901	Totals	60	1,010,658,122.58	100.00%	27	4.6598	1.586901
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 12 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	12	118,315,344.94	11.71%	5	4.4538	NAP				None
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	46	866,276,292.96	85.71%	29	4.6855	1.500009
	13 to 24 months	2	26,066,484.68	2.58%	30	4.7400	1.826863
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	60	1,010,658,122.58	100.00%	27	4.6598	1.586901
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 13 of 30

					Mortgage Loan Detail (Part 1)

											Original Adjusted		Beginning	Ending	Paid
		Prop			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	302201001	RT	Las Vegas	NV	Actual/360	4.757%	410,248.12	0.00	0.00	N/A	06/01/24	--	103,500,000.00	103,500,000.00	12/01/21
2	302201002	LO	Sunnyvale	CA	Actual/360	4.640%	241,537.64	92,206.75	0.00	N/A	07/01/24	--	62,466,631.60	62,374,424.85	12/01/21
3	302201003	RT	Miami	FL	Actual/360	4.420%	221,000.00	0.00	0.00	N/A	02/06/24	--	60,000,000.00	60,000,000.00	12/06/21
4	302051002	OF	Sunnyvale	CA	Actual/360	4.539%	220,222.72	66,714.20	0.00	N/A	05/01/24	--	58,217,239.11	58,150,524.91	12/01/21
6	302051011	RT	Westminster	CA	Actual/360	4.650%	184,666.60	98,933.64	0.00	N/A	04/01/24	--	47,655,897.24	47,556,963.60	12/01/21
8	302201008	LO	San Mateo	CA	Actual/360	4.640%	181,153.23	69,155.06	0.00	N/A	07/01/24	--	46,849,973.78	46,780,818.72	12/01/21
9	883100249	LO	Virginia Beach	VA	Actual/360	4.410%	138,668.66	61,872.05	0.00	N/A	03/06/24	--	37,732,967.79	37,671,095.74	12/06/21
10	302201010	MU	Grosse Pointe Woods	MI	Actual/360	4.790%	139,652.05	69,972.38	0.00	N/A	07/01/24	--	34,985,898.83	34,915,926.45	12/01/21
11	302201011	RT	Wesley Chapel	FL	Actual/360	4.838%	125,791.85	63,915.45	0.00	N/A	02/06/24	--	31,200,954.68	31,137,039.23	12/06/21
12	883100245	OF	New York	NY	Actual/360	4.033%	117,629.17	0.00	0.00	11/01/17	03/06/24	--	35,000,000.00	35,000,000.00	12/06/21
13	883100253	OF	Dallas	TX	Actual/360	4.640%	121,533.15	56,154.83	0.00	N/A	07/06/24	--	31,430,986.80	31,374,831.97	12/06/21
14	302201014	MF	Lawrenceville	GA	Actual/360	4.450%	126,083.33	0.00	0.00	N/A	06/01/24	--	34,000,000.00	34,000,000.00	12/01/21
15	695100306	MF	Gainesville	VA	Actual/360	4.757%	126,212.02	46,070.87	0.00	N/A	07/06/24	--	31,838,221.23	31,792,150.36	12/06/21
16	302201016	RT	Charlottesville	VA	Actual/360	4.537%	98,002.04	54,663.80	0.00	N/A	04/01/24	--	25,920,751.82	25,866,088.02	02/01/20
17	302201017	MF	Victoria	TX	Actual/360	4.680%	98,151.24	36,898.56	0.00	N/A	07/01/24	--	25,167,360.88	25,130,462.32	12/01/21
18	302051006	OF	Chicago	IL	Actual/360	4.666%	93,586.73	35,562.32	0.00	N/A	06/01/24	--	24,068,597.36	24,033,035.04	12/01/21
19	883100204	RT	Frisco	TX	Actual/360	5.152%	83,428.98	38,089.27	0.00	N/A	02/06/24	--	19,432,216.89	19,394,127.62	12/06/21
20	883100248	MF	Ann Arbor	MI	Actual/360	4.740%	72,673.79	26,845.76	0.00	N/A	06/06/24	--	18,398,427.19	18,371,581.43	12/06/21
21	623100108	MF	Hyattsville	MD	Actual/360	5.030%	76,168.31	25,233.79	0.00	N/A	06/06/24	--	18,171,366.52	18,146,132.73	12/06/21
22	623100101	MU	Pittsburgh	PA	Actual/360	4.780%	64,690.47	29,531.81	0.00	N/A	06/06/24	--	16,240,285.20	16,210,753.39	12/06/21
23	302201023	OF	Various	MA	Actual/360	4.550%	56,897.09	22,609.95	0.00	N/A	06/01/24	--	15,005,827.25	14,983,217.30	12/01/21
24	302201024	MU	New York	NY	Actual/360	4.330%	54,125.00	0.00	0.00	N/A	05/01/24	--	15,000,000.00	15,000,000.00	12/01/21
25	883100246	MF	Evansville	IN	Actual/360	4.700%	42,785.53	19,451.12	0.00	N/A	06/06/24	--	10,923,965.78	10,904,514.66	12/06/21
28	695100305	OF	Fargo	ND	Actual/360	4.738%	38,285.59	19,537.00	0.00	N/A	07/06/24	--	9,696,644.58	9,677,107.58	12/06/21
29	883100211	RT	San Antonio	TX	Actual/360	5.310%	41,623.18	18,027.66	0.00	N/A	02/06/24	--	9,406,368.15	9,388,340.49	12/06/21
30	883100227	RT	Delafield	WI	Actual/360	4.799%	37,434.24	16,600.07	0.00	N/A	04/06/24	--	9,360,510.99	9,343,910.92	12/06/21
31	302201031	RT	Phoenix	AZ	Actual/360	4.915%	35,846.39	18,085.08	0.00	N/A	06/06/24	--	8,751,916.45	8,733,831.37	12/06/21
32	883100222	RT	Northville	MI	Actual/360	4.626%	33,343.36	15,826.95	0.00	N/A	03/06/24	--	8,649,381.21	8,633,554.26	12/06/21

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 14 of 30

					Mortgage Loan Detail (Part 1)

											Original Adjusted		Beginning	Ending	Paid
		Prop			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
33	623100097	LO	Brunswick	GA	Actual/360	5.030%	32,817.07	22,885.16	0.00	N/A	05/06/24	--	7,829,122.48	7,806,237.32	12/06/21
34	302201034	RT	Philadelphia	PA	Actual/360	4.480%	30,142.52	16,868.76	0.00	N/A	07/01/24	--	8,073,888.43	8,057,019.67	12/01/21
36	623100109	MH	Sellersburg	IN	Actual/360	4.860%	27,654.61	20,191.77	0.00	N/A	03/06/24	--	6,828,298.05	6,808,106.28	12/06/21
37	883100233	OF	San Jose	CA	Actual/360	4.633%	31,466.47	0.00	0.00	N/A	05/06/24	--	8,150,000.00	8,150,000.00	12/06/21
38	883100234	LO	Santa Rosa	CA	Actual/360	4.950%	29,223.10	14,012.27	0.00	N/A	05/06/24	--	7,084,388.24	7,070,375.97	12/06/21
39	883100247	MF	Ann Arbor	MI	Actual/360	4.740%	30,439.28	11,244.30	0.00	N/A	06/06/24	--	7,706,147.55	7,694,903.25	12/06/21
41	695100296	MH	Kalamazoo	MI	Actual/360	4.623%	26,563.39	14,204.81	0.00	N/A	06/06/24	--	6,895,103.57	6,880,898.76	12/06/21
42	623100102	MU	San Antonio	TX	Actual/360	4.605%	27,203.97	12,805.60	0.00	N/A	06/06/24	--	7,088,983.45	7,076,177.85	12/06/21
43	883100239	OF	Las Vegas	NV	Actual/360	4.600%	25,979.28	14,006.98	0.00	N/A	06/06/24	--	6,777,203.14	6,763,196.16	12/06/21
44	695100288	OF	Farmington Hills	MI	Actual/360	4.785%	26,031.75	12,333.60	0.00	05/06/24	05/06/26	--	6,528,339.59	6,516,005.99	12/06/21
45	302201045	MU	Saint John	VI	Actual/360	4.560%	23,089.42	12,628.54	0.00	N/A	06/01/24	--	6,076,162.65	6,063,534.11	12/01/21
48	302201048	MF	Richmond	VA	Actual/360	4.650%	24,487.33	10,622.38	0.00	N/A	06/01/24	--	6,319,311.69	6,308,689.31	12/01/21
50	695100295	MF	Detroit	MI	Actual/360	4.743%	24,321.63	9,558.03	0.00	N/A	06/06/24	--	6,153,478.95	6,143,920.92	12/06/21
51	302201051	MF	Lincoln	NE	Actual/360	4.960%	23,945.97	9,319.16	0.00	N/A	05/01/24	--	5,793,380.84	5,784,061.68	12/01/21
52	695100302	MH	Miami	FL	Actual/360	4.630%	20,129.09	10,737.24	0.00	N/A	06/06/24	--	5,217,041.88	5,206,304.64	12/06/21
53	302201053	RT	Houston	TX	Actual/360	4.670%	20,153.34	10,598.41	0.00	N/A	06/06/24	--	5,178,587.92	5,167,989.51	12/06/21
55	302201055	RT	Virginia Beach	VA	Actual/360	5.000%	21,480.64	8,715.58	0.00	N/A	07/01/24	--	5,155,352.70	5,146,637.12	12/01/21
56	695100303	RT	Dublin	OH	Actual/360	4.804%	18,984.22	8,310.95	0.00	N/A	06/06/24	--	4,742,102.14	4,733,791.19	12/06/21
57	302201057	OF	Vancouver	WA	Actual/360	5.080%	18,801.71	8,622.94	0.00	N/A	05/01/24	--	4,441,348.22	4,432,725.28	12/01/21
60	302201060	MF	Richmond	VA	Actual/360	4.650%	17,229.96	7,474.20	0.00	N/A	06/01/24	--	4,446,441.82	4,438,967.62	12/01/21
61	302201061	SS	Ranson	WV	Actual/360	4.875%	16,344.63	7,998.95	0.00	N/A	06/01/24	--	4,023,294.74	4,015,295.79	12/01/21
62	883100243	MF	Birmingham	AL	Actual/360	4.560%	12,567.10	16,048.07	0.00	N/A	06/06/24	--	3,307,132.43	3,291,084.36	12/06/21
63	623100105	MF	Dallas	TX	Actual/360	4.855%	15,120.38	7,451.40	0.00	N/A	06/06/24	--	3,737,270.89	3,729,819.49	12/06/21
64	695100301	RT	Germantown	TN	Actual/360	4.675%	14,242.84	7,476.88	0.00	N/A	06/06/24	--	3,655,915.96	3,648,439.08	12/06/21
66	883100242	MH	Montrose	CO	Actual/360	4.705%	13,653.58	6,195.81	0.00	N/A	03/06/24	--	3,482,314.81	3,476,119.00	12/06/21
67	695100300	MH	Palm Shores	FL	Actual/360	4.630%	12,832.29	6,844.99	0.00	N/A	06/06/24	--	3,325,864.75	3,319,019.76	12/06/21
68	623100104	MH	Various	FL	Actual/360	5.750%	15,415.46	6,927.43	0.00	N/A	03/06/24	--	3,217,139.24	3,210,211.81	12/06/21
69	883100250	SS	Delray Beach	FL	Actual/360	4.680%	12,927.05	5,545.43	0.00	N/A	06/06/24	--	3,314,628.84	3,309,083.41	12/06/21

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					Mortgage Loan Detail (Part 1)

											Original Adjusted		Beginning	Ending	Paid
		Prop			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
70	883100238	SS	Buena Park	CA	Actual/360	5.107%	10,639.58	0.00	0.00	N/A	05/06/24	--	2,500,000.00	2,500,000.00	12/06/21
71	623100098	MH	Summerville	SC	Actual/360	5.620%	10,398.59	3,984.93	0.00	N/A	02/26/24	--	2,220,338.75	2,216,353.82	12/06/21
72	695100298	MH	Stuart	FL	Actual/360	4.630%	7,087.12	3,780.40	0.00	N/A	06/06/24	--	1,836,833.55	1,833,053.15	12/06/21
73	695100299	MH	Hallandale Beach	FL	Actual/360	4.630%	6,919.37	3,690.93	0.00	N/A	06/06/24	--	1,793,358.25	1,789,667.32	12/06/21
Totals							3,929,733.22	1,313,044.27	0.00				1,011,971,166.85	1,010,658,122.58
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	11,543,256.60	9,451,592.52	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2	2,248,826.88	923,473.53	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	19,697,440.00	8,667,912.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	11,183,517.32	8,726,885.42	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	5,350,870.90	1,601,939.56	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	1,431,897.20	1,347,037.34	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
10	4,752,147.00	1,860,093.10	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,290,227.00	2,920,647.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
13	4,213,744.35	3,197,726.34	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	4,258,397.96	3,229,966.89	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,923,129.57	2,288,116.93	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,624,003.00	0.00	--	--	05/11/21	24,542,818.51	931,413.59	59,790.02	2,424,776.21	128,653.99	0.00
17	2,368,565.46	1,800,523.97	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	4,706,312.14	3,151,387.08	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	3,023,273.08	2,263,204.50	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	2,023,127.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,940,978.43	1,659,897.17	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,571,144.81	1,121,113.97	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,500,129.09	337,153.59	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	827,189.90	424,964.58	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
28	1,294,229.06	519,244.73	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	941,543.00	927,389.92	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,082,161.66	809,344.83	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,122,913.00	1,114,568.00	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	836,453.00	441,615.14	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
33	969,259.16	1,259,116.44	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	916,364.33	453,206.66	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
37	1,549,936.00	1,310,146.36	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	208,054.68	324,715.93	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	839,197.00	219,011.00	01/01/20	03/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
42	891,144.09	593,815.98	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	931,508.07	494,027.81	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	933,374.54	716,064.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
45	101,348.51	172,304.14	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
48	527,100.00	334,570.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
50	1,105,752.25	911,597.75	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	6,433.23	0.00
51	576,686.00	413,905.75	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
52	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
53	688,807.00	699,399.00	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
55	535,155.35	219,979.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
56	643,671.25	496,984.43	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
57	676,863.28	337,264.66	07/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
60	355,173.00	235,148.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
61	561,807.66	576,163.94	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
62	659,151.32	501,844.96	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
63	883,402.15	875,300.35	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
64	370,275.90	279,062.69	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
66	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
67	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
68	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
69	571,521.00	490,395.79	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
70	392,057.87	307,534.59	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
71	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
72	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
73	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	110,643,087.82	71,007,357.34				24,542,818.51	931,413.59	59,790.02	2,424,776.21	135,087.22	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
12/17/21	0	0.00	0	0.00	1	25,866,088.02	1	25,866,088.02	0	0.00	0	0.00	0	0.00	0	0.00	4.659818%	4.634140%	27
11/18/21	0	0.00	0	0.00	1	25,920,751.82	1	25,920,751.82	0	0.00	0	0.00	0	0.00	0	0.00	4.659895%	4.634208%	28
10/18/21	0	0.00	0	0.00	1	25,971,948.86	1	25,971,948.86	0	0.00	0	0.00	0	0.00	0	0.00	4.659967%	4.634270%	29
09/17/21	0	0.00	0	0.00	1	26,026,213.92	1	26,026,213.92	0	0.00	0	0.00	0	0.00	1	2,897,249.05	4.660044%	4.635611%	30
08/17/21	1	6,563,319.41	0	0.00	2	30,345,328.48	1	26,077,000.54	0	0.00	0	0.00	0	0.00	0	0.00	4.661119%	4.635687%	31
07/16/21	0	0.00	0	0.00	2	30,403,615.26	0	0.00	1	0.00	0	0.00	0	0.00	1	3,386,119.54	4.661189%	4.635748%	32
06/17/21	0	0.00	1	6,003,368.13	2	30,465,540.23	0	0.00	1	6,003,368.13	0	0.00	0	0.00	1	3,757,670.15	4.665461%	4.638634%	33
05/17/21	1	6,003,368.13	1	4,291,902.69	2	29,995,008.73	0	0.00	1	6,003,368.13	0	0.00	0	0.00	0	0.00	4.666015%	4.638328%	34
04/16/21	1	4,300,084.26	0	0.00	2	30,054,659.74	0	0.00	1	6,003,368.13	0	0.00	0	0.00	0	0.00	4.672229%	4.645293%	33
03/17/21	1	4,307,648.63	0	0.00	2	30,110,276.88	0	0.00	1	6,003,368.13	0	0.00	0	0.00	0	0.00	4.672283%	4.645339%	34
02/18/21	0	0.00	1	6,049,807.34	2	30,177,123.57	0	0.00	1	6,049,807.34	0	0.00	0	0.00	0	0.00	4.672380%	4.645416%	35
01/15/21	2	10,374,237.46	0	0.00	2	30,232,261.16	0	0.00	1	6,049,807.34	0	0.00	0	0.00	1	10,429,387.54	4.672433%	4.645460%	36
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
16	302201016	02/01/20	21	6	59,790.02	2,424,776.21	406,085.14	26,993,705.81	10/30/19	2		07/06/21
Totals					59,790.02	2,424,776.21	406,085.14	26,993,705.81

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		1,004,142,117	978,276,029	0		25,866,088
37 - 48 Months		0	0	0		0
49 - 60 Months		6,516,006	6,516,006	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Dec-21	1,010,658,123	984,792,035	0	0	0	25,866,088
Nov-21	1,011,971,167	986,050,415	0	0	0	25,920,752
Oct-21	1,013,180,677	987,208,728	0	0	0	25,971,949
Sep-21	1,014,483,838	988,457,624	0	0	0	26,026,214
Aug-21	1,019,951,505	983,042,857	6,563,319	0	4,268,328	26,077,001
Jul-21	1,021,153,687	990,750,072	0	0	30,403,615	0
Jun-21	1,028,453,979	991,985,070	0	0	30,465,540	6,003,368
May-21	1,033,409,600	993,119,320	0	4,291,903	29,995,009	6,003,368
Apr-21	1,083,703,133	1,043,345,020	4,300,084	0	30,054,660	6,003,368
Mar-21	1,084,890,995	1,044,469,701	4,307,649	0	30,110,277	6,003,368
Feb-21	1,086,422,834	1,050,195,903	0	0	30,177,124	6,049,807
Jan-21	1,087,599,873	1,046,993,374	4,324,430	0	30,232,261	6,049,807
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
16	302201016	25,866,088.02	26,993,705.81	7,500,000.00	08/24/20	1,551,567.00	0.85000	12/31/20	04/01/24	267
55	302201055	5,146,637.12	5,146,637.12	7,500,000.00	04/10/14	200,917.00	1.11000	06/30/21	07/01/24	270
Totals		31,012,725.14	32,140,342.93	15,000,000.00		1,752,484.00

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
16	302201016	RT	VA	10/30/19	2

12/6/2021 ' Loan transferred to Special Servicing on 10/31/2019 for an imminent default. The Borrower had notified the Master Servicer that they were no longer going to be able to make the monthly payment and pay operating expenses.

Midland worked with the Borrower to make sure that operating expenses were paid until the receiver was appointed. A receiver was appointed on 3/2/2020. The receiver is working to address deferred maintenance and leasing. An inspection of the property was performed on 2/25/2020 and found the property to be in overall fair condition. Midland attempted to work with the ground lessor to sell the property. An agreement could not be reached. The Lender foreclosed on the property on July16th. Lender took title on 10/1/2021. Ground lease defaults have been cured and a new ground lease is in effect with new owner. JLL was engaged to manage and lease the property. Several buyer prospects surfaced during the foreclosure sale and after, now that the ground lease defaults are cured. Discussions are in process and offers are under review.
55	302201055	RT	VA	08/28/21	13

12/10/2021: Loan transferred to Midland Special Servicing on 8/28/2021 due to imminent non-monetary default due to certain ongoing vacancy / lockbox trigger events. Midland has been in touch with the borrower who has tentatively agreed to a consented Receivership and which should get finalized by 1st Quarter 2022. Once controlled by a Receiver, the property is likely to be listed for sale at that time. Foreclosure remains an alternate resolution strategy.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
6	302051011	49,139,388.35	4.65000%	49,139,388.35 4.65000%		10	06/09/20	06/01/20	08/11/20
Totals		49,139,388.35		49,139,388.35
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
35	302201035	11/17/17	6,893,776.59	3,000,000.00	3,130,659.38	69,160.51	3,130,659.38	3,061,498.87	3,832,277.72	0.00	0.00	3,832,277.72	42.22%
40	883100212	04/17/18	7,518,024.01	6,000,000.00	4,092,716.15	486,845.25	4,092,716.15	3,605,870.90	3,912,153.11	0.00	174,415.31	3,737,737.80	46.72%
46	623100113	07/16/21	6,003,368.13	4,550,000.00	4,091,729.46	705,609.92	4,091,729.46	3,386,119.54	2,617,248.59	0.00	0.00	2,617,248.59	37.93%
47	623100099	05/17/18	6,512,854.32	5,700,000.00	4,628,907.24	1,111,332.14	4,628,907.24	3,517,575.10	2,995,279.22	0.00	35,185.04	2,960,094.18	42.89%
59	695100297	09/17/21	4,268,327.94	3,700,000.00	3,187,900.01	282,920.68	3,187,900.01	2,904,979.33	1,363,348.61	(49.97)	(49.97)	1,363,398.58	28.11%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			31,196,350.99	22,950,000.00	19,131,912.24	2,655,868.50	19,131,912.24	16,476,043.74	14,720,307.25	(49.97)	209,550.38	14,510,756.87

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
35	302201035	11/17/17	0.00	0.00	3,832,277.72	0.00	0.00	3,832,277.72	0.00	0.00	3,832,277.72
40	883100212	11/19/18	0.00	0.00	3,737,737.80	0.00	0.00	(174,415.31)	0.00	0.00	3,737,737.80
		04/17/18	0.00	0.00	3,912,153.11	0.00	0.00	3,912,153.11	0.00	0.00
46	623100113	07/16/21	0.00	0.00	2,617,248.59	0.00	0.00	2,617,248.59	0.00	0.00	2,617,248.59
47	623100099	10/18/19	0.00	0.00	2,960,094.18	0.00	0.00	5.00	0.00	0.00	2,960,094.18
		06/17/19	0.00	0.00	2,960,089.18	0.00	0.00	83.48	0.00	0.00
		04/17/19	0.00	0.00	2,960,005.70	0.00	0.00	76.76	0.00	0.00
		07/17/18	0.00	0.00	2,959,928.94	0.00	0.00	(35,350.28)	0.00	0.00
		05/17/18	0.00	0.00	2,995,279.22	0.00	0.00	2,995,279.22	0.00	0.00
59	695100297	12/17/21	0.00	0.00	1,363,398.58	0.00	0.00	49.97	0.00	0.00	1,363,398.58
		09/17/21	0.00	0.00	1,363,348.61	0.00	0.00	1,363,348.61	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	49.97	0.00	0.00	49.97
Cumulative Totals			0.00	0.00	14,510,756.87	0.00	0.00	14,510,756.87	0.00	0.00	14,510,756.87

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
16	0.00	0.00	5,400.16	0.00	0.00	92,690.05	0.00	0.00	0.00	0.00	0.00	0.00
55	0.00	0.00	1,074.03	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	6,474.19	0.00	0.00	92,690.05	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		99,164.24

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Supplemental Notes
None

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